INCOME TAX (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Federal income tax benefit attributable to:
Current Operations	$ 30,382	$ 6,867
Less: valuation allowance	(30,382)	(6,867)
Net provision for Federal income taxes